Nuveen Missouri Quality Municipal Income
Fund
Portfolio of Investments August 31, 2022
(Unaudited)
NOM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 164.0% (100.0% of Total Investments)
X 45,309,976 MUNICIPAL BONDS - 164.0%  (100.0% of Total Investments)
X 45,309,976
Consumer Staples - 4.3% (2.6% of Total Investments)
$ 1,055 Missouri Development Finance Board, Solid Waste Disposal Revenue
Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29, (AMT)
No Opt. Call AA- $ 1,189,354
Education and Civic Organizations - 17.2% (10.5% of Total Investments)
300 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 AA+ 305,889
410 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2013A, 5.000%, 6/01/33
6/23 at 100.00 A1 417,893
750 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%,
5/01/43
5/23 at 100.00 BBB 765,053
600 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012,
5.000%, 10/01/33
10/22 at 100.00 BBB- 588,564
725 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%,
10/01/34
10/23 at 100.00 A+ 737,151
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2015A, 4.000%, 10/01/42
10/25 at 100.00 AA- 968,630
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2019A:
500 5.000%, 10/01/46 4/29 at 100.00 AA- 536,405
15 4.000%, 10/01/48 4/29 at 100.00 AA- 14,149
115 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Webster University, Refunding Series 2017, 4.000%, 4/01/34
4/27 at 100.00 Baa2 111,045
210 Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2019A, 4.000%, 10/01/39 - AGM Insured
10/29 at 100.00 AA 209,586
100 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
10/23 at 100.00 N/R 89,795
4,725 Total Education and Civic Organizations 4,744,160
Health Care - 39.6% (24.1% of Total Investments)
300 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 5.000%, 8/01/30
8/26 at 100.00 BBB- 311,826
400 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A,
5.000%, 3/01/36
3/27 at 100.00 BBB- 413,612
250 Hannibal Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Hannibal Regional Healthcare System, Series 2017,
5.000%, 10/01/47
10/27 at 100.00 A- 255,352
315 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35
2/24 at 100.00 A 319,278
500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 AA 482,850
290 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48)
1/28 at 100.00 AA 271,820
750 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48), (UB) (4)
1/28 at 100.00 AA 702,982
500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Capital Region Medical Center, Series 2020, 5.000%,
11/01/40
11/30 at 100.00 Baa2 462,200
1,730 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/44
11/23 at 100.00 A2 1,758,770

Nuveen Missouri Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

NOM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 415 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/32
11/25 at 100.00 A2 $ 437,132
150 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2019A, 5.000%, 11/15/37
5/29 at 100.00 A2 161,579
335 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Heartland Regional Medical Center, Series 2012,
5.000%, 2/15/37
10/22 at 100.00 AA- 335,623
390 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42
11/22 at 100.00 A+ 377,243
550 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.250%, 11/15/48
11/24 at 100.00 A+ 539,495
515 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C, 5.000%, 11/15/47
11/27 at 100.00 A+ 539,370
1,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 A+ 1,389,030
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54
2/29 at 100.00 AA- 928,460
200 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A, 5.000%, 6/01/34
6/32 at 100.00 N/R 222,098
350 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 A+ 328,416
125 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 4.000%, 2/15/51
8/31 at 100.00 BBB+ 107,970
600 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016, 5.000%, 11/15/46
11/25 at 100.00 N/R 590,778
11,165 Total Health Care 10,935,884
Housing/Single Family - 0.2% (0.1% of Total Investments)
50 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017A-2, 3.800%, 11/01/37
11/26 at 100.00 AA+ 49,049
Long-Term Care - 10.0% (6.1% of Total Investments)
190 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
4.000%, 5/01/33
5/25 at 100.00 N/R 159,703
100 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/37
5/27 at 100.00 BB 95,935
500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2014A, 5.000%, 2/01/44
2/24 at 100.00 BBB 503,230
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2016A:
400 5.000%, 2/01/36 2/26 at 100.00 BBB 408,276
500 5.000%, 2/01/46 2/26 at 100.00 BBB 504,970
100 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019C, 4.000%, 2/01/48
2/29 at 100.00 BBB 85,569
Saint Louis County Industrial Development Authority,
Missouri, Revenue Bonds, Friendship Village of Sunset
Hills, Series 2012:
250 5.000%, 9/01/32 10/22 at 100.00 BB+ 243,102
250 5.000%, 9/01/42 10/22 at 100.00 BB+ 232,658
430 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/23 at 100.00 BB+ 432,739
100 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 N/R 100,332
2,820 Total Long-Term Care 2,766,514

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 28.4% (17.3% of Total Investments)
Clay County Public School District 53, Liberty, Missouri,
General Obligation Bonds, Series 2018:
$ 1,000 4.000%, 3/01/34 3/26 at 100.00 AA $ 1,025,000
335 4.000%, 3/01/36 3/26 at 100.00 AA 340,032
340 Clay County Reorganized School District R-II Smithville, Missouri, General
Obligation Bonds, Refunding Series 2015, 4.000%, 3/01/36
3/27 at 100.00 AA+ 347,123
350 Fenton Missouri Fire Protection District, Missouri, General Obligation
Bonds, Series 2019, 4.000%, 3/01/39
3/27 at 100.00 AA+ 350,773
500 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2015, 4.000%,
3/01/32
3/24 at 100.00 AA+ 507,540
200 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018, 5.000%,
3/01/36
3/27 at 100.00 AA+ 215,034
1,000 Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct
Deposit Program Series 2017, 4.000%, 3/01/32
3/27 at 100.00 AA+ 1,045,110
300 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A, 4.000%, 2/01/35
2/28 at 100.00 AA 307,752
Saint Charles County Francis Howell School District,
Missouri, General Obligation Bonds, Series 2022:
1,000 5.000%, 3/01/41 3/31 at 100.00 N/R 1,112,960
500 5.000%, 3/01/42 3/31 at 100.00 N/R 554,625
1,000 Valley Park Fire Protection District, Missouri, General Obligation Bonds,
Series 2019, 4.000%, 3/01/39
3/27 at 100.00 AA 1,001,340
1,000 Washington School District, Franklin County, Missouri, General Obligation
Bonds, Missouri Direct Deposit Program, Series 2019, 4.000%, 3/01/35
3/27 at 100.00 AA+ 1,029,550
7,525 Total Tax Obligation/General 7,836,839
Tax Obligation/Limited - 29.0% (17.7% of Total Investments)
1,720 Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien
Series 2019, 4.000%, 10/01/48
10/29 at 100.00 AA 1,587,405
350 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
4.750%, 6/01/30
6/24 at 100.00 N/R 325,640
145 Clay, Jackson & Platte Counties Consolidated Public Library District 3,
Missouri, Certificates of Participation, Mid-Continent Public Library
Project, Series 2018, 4.000%, 3/01/35
3/26 at 100.00 Aa3 148,396
250 Conley Road Transportation District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 5.125%, 5/01/41
5/25 at 100.00 N/R 243,083
500 Festus R-VI School District, Jefferson County, Missouri, Lease Participation
Certificates, Festus R-VI School District Project, Series 2021B, 4.000%,
4/01/41
4/31 at 100.00 N/R 491,740
305 Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28 (5)
10/22 at 100.00 N/R 201,080
Howard Bend Levee District, St. Louis County, Missouri,
Levee District Improvement Bonds, Series 2013B:
250 4.875%, 3/01/33 3/23 at 100.00 BB+ 241,527
200 5.000%, 3/01/38 3/23 at 100.00 BB+ 192,294
300 Kansas City Industrial Development Authority, Missouri, Downtown
Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32
10/22 at 100.00 AA- 300,711
100 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A
No Opt. Call N/R 97,821
325 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C, 5.000%, 9/01/33
9/23 at 100.00 AA- 330,983
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention Center
Hotel Project - TIF Financing, Series 2018B:
100 5.000%, 2/01/40, 144A 2/28 at 100.00 N/R 85,111
100 5.000%, 2/01/50, 144A 2/28 at 100.00 N/R 81,115

Nuveen Missouri Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

NOM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 245 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of Branson - Branson Landing Project, Series 2015A, 4.000%,
6/01/34
6/23 at 100.00 A- $ 246,355
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
200 4.550%, 7/01/40 7/28 at 100.00 N/R 199,998
422 0.000%, 7/01/46 7/28 at 41.38 N/R 120,856
500 4.750%, 7/01/53 7/28 at 100.00 N/R 478,150
17 5.000%, 7/01/58 7/28 at 100.00 N/R 16,492
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
252 4.329%, 7/01/40 7/28 at 100.00 N/R 245,262
100 4.784%, 7/01/58 7/28 at 100.00 N/R 93,510
50 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Wentzville Parkway Regional Community Improvement
District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 N/R 41,114
250 Saint Louis County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Chesterfield Blue Valley Community Improvement
District Project, Series 2014A, 5.250%, 7/01/44, 144A
7/24 at 100.00 N/R 223,970
500 Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020, 5.000%, 10/01/49 - AGM Insured
10/30 at 100.00 AA 539,855
300 Saint Louis Municipal Library District, Missouri, Certificates of Participation,
Refunding Series 2020, 4.000%, 3/15/44 - BAM Insured
3/30 at 100.00 AA 288,012
600 Springfield, Missouri, Special Obligation Bonds, Sewer System
Improvements Project, Series 2015, 4.000%, 4/01/35
4/25 at 100.00 Aa2 610,536
450 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R 370,085
215 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 BBB 205,413
8,746 Total Tax Obligation/Limited 8,006,514
Transportation - 7.4% (4.5% of Total Investments)
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019B:
1,500 5.000%, 3/01/49 - AGM Insured, (AMT) 3/29 at 100.00 AA 1,548,435
500 5.000%, 3/01/54, (AMT) 3/29 at 100.00 A2 509,625
2,000 Total Transportation 2,058,060
U.S. Guaranteed - 5.5% (3.4% of Total Investments) (6)
660 Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien
Series 2013A, 5.000%, 10/01/33, (Pre-refunded 10/01/22)
10/22 at 100.00 Aa2 661,472
335 Guam A.B. Won Pat  International Airport Authority, Revenue Bonds, Series
2013B, 5.500%, 10/01/33, (Pre-refunded 10/01/23) - AGM Insured
10/23 at 100.00 AA 346,098
510 Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T.
Still University of Health Sciences, Series 2014, 5.000%, 10/01/39, (Pre-
refunded 10/01/23)
10/23 at 100.00 A- 524,469
1,505 Total U.S. Guaranteed 1,532,039
Utilities - 22.4% (13.7% of Total Investments)
250 Camden County Public Water Supply District 4, Missouri, Certificates of
Participation, Series 2017, 5.000%, 1/01/47
1/25 at 100.00 A- 255,370
150 Franklin County Public Water Supply District 3, Missouri, Certificates of
Participation, Series 2017, 4.000%, 12/01/37
12/24 at 100.00 A+ 152,971
160 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A, 4.000%, 1/01/35
1/28 at 100.00 AA 164,106

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 125 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2016C, 5.000%,
5/01/46
5/26 at 100.00 AAA $ 133,192
450 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%,
5/01/47
5/27 at 100.00 AAA 479,736
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Refunding
Improvement Series 2022B:
500 5.000%, 5/01/47 5/32 at 100.00 N/R 558,300
500 5.250%, 5/01/52 5/32 at 100.00 N/R 566,665
500 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 N/R 549,640
500 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015,
5.000%, 1/01/40
1/25 at 100.00 Aa3 523,475
350 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/32
1/25 at 100.00 A 367,077
500 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 A 507,620
500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%, 12/01/43
6/27 at 100.00 A2 533,700
585 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Refunding Series 2016C, 5.000%, 12/01/32
12/25 at 100.00 AA+ 620,188
550 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Series 2018, 4.000%, 12/01/39
12/25 at 100.00 AA+ 550,869
260 Stone County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2021B, 4.000%, 12/01/51
12/28 at 100.00 N/R 228,654
5,880 Total Utilities 6,191,563
$ 45,471 Total Long-Term Investments (cost $46,483,726) 45,309,976
Floating Rate Obligations - (2.2)%   (600,000)
MuniFund Preferred Shares, net of deferred offering costs - (64.4)% (7) (17,797,371)
Other Assets Less Liabilities - 2.6% 714,744
Net Assets Applicable to Common Shares - 100% $ 27,627,349

Nuveen Missouri Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

NOM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 45,309,976 $ – $ 45,309,976
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 39.3%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.